Investment in Associate	6 Months Ended
Dec. 31, 2025
Investment In Associate
Investment in Associate

12.	Investment in Associate

On October 17, 2025, the Company, through its wholly owned subsidiary Snow Lake Investments (US) Ltd., entered into a Subscription and Purchase Agreement with Kadmos Energy Services LLC (“Kadmos”), a Delaware limited liability company, to acquire an equity interest in Kadmos.

Under the agreement, the Company subscribed for 4,900,000 Class A Membership Units of Kadmos for total aggregate consideration of US$10,000,000. At closing, $2,810,864 (US$2,000,000) was paid in cash. The remaining US$8,000,000 was evidenced by a Secured Promissory Note (the “Note”) issued to Kadmos, repayable in six instalments through October 17, 2027.

The investment was completed concurrently with the execution of an Amended and Restated Operating Agreement, the Secured Promissory Note, and a Unit Pledge Agreement. The resulting capital structure of Kadmos is as follows:

●	4,900,000 Class A Units issued to Snow Lake Investments (US) Ltd.;

●	5,100,000 Class B Units issued to Exodys Energy and founding members; and

●	1,000,000 Profits Interest Units authorized under a 2025 Equity Incentive Plan and Phantom Equity Plan for employees and consultants.

The Company has determined that it exercises significant influence over Kadmos within the meaning of IAS 28 Investments in Associates and Joint Ventures and accordingly accounts for the investment using the equity method. This conclusion is based on the following indicators:

●	Economic interest: The Company holds 4,900,000 of 10,000,000 total voting units (Class A and Class B combined), representing approximately 49.0% of the economic and voting interest;

●	Board representation: The Company has the right to appoint one member of the initial three-person Board of Managers, providing direct participation in financial and operating policy decisions; and

●	Path to majority control: Upon contributing an additional US$2,000,000 under the Note, the Board expands to five members and the Company becomes entitled to appoint a majority of directors, further evidencing the significance of its influence over Kadmos.

At initial recognition on October 17, 2025, the investment in associate was recorded at $12,530,368, comprising:

●	Cash consideration: $2,810,864; and

●	Fair value of Secured Promissory Note: The Note was initially recognised as a financial liability at its fair value of $9,719,504, being the present value of contractual cash flows discounted at the effective interest rate of 12% per annum.

The following table summarizes the movement in the carrying amount of the investment in associate for the six-month period ended December 31, 2025 and year ended June 30, 2025:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	—
Initial recognition - cash consideration	2,810,864	—
Initial recognition - Note payable	9,719,504	—
Share of net loss of associate	(28,248)	—
Balance, end of period	12,502,120	—

The Note is classified as a financial liability measured at amortized cost in accordance with IFRS 9. Although the Note permits repayment at the Company’s sole discretion in either cash or freely tradable common shares of the Company, the lender is guaranteed receipt of the fixed principal amount of US$8,000,000 through a true-up mechanism that adjusts the number of shares delivered to equal the contracted dollar value. Accordingly, the instrument passes the solely payments of principal and interest (“SPPI”) criterion and amortized cost classification is appropriate.

The following table presents the movement in the carrying amount of the Note payable for the six-month period ended December 31, 2025 and year ended June 30, 2025:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	—
Initial recognition - Note payable	9,719,504	—
Interest on loan and debentures	223,775	—
Impact of foreign exchange	(221,411)	—
Balance, end of period	9,721,868	—
Current portion	4,111,800	—
Long-term portion	5,610,068	—